ALLIANCE GOVERNMENT RESERVES

ALLIANCE CAPITAL

SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
-------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCIES-72.8%
            FEDERAL NATIONAL MORTGAGE
              ASSOCIATION-33.1%
$  90,000   5.89%, 10/20/98 FRN                    5.89%  $   89,968,680
  180,000   5.94%, 11/04/98 FRN                    5.94      179,912,015
   47,000   6.02%, 4/15/98                         6.15       46,984,642
   24,000   6.41%, 7/17/98                         6.41       24,081,782
   29,000   1/21/98                                5.64       28,909,778
   47,000   3/02/98                                5.64       46,564,467
  119,697   3/24/98                                5.66      118,172,925
  135,000   3/23/98                                5.67      133,302,037
  106,000   3/26/98                                5.67      104,617,407
   22,000   4/28/98                                5.67       21,602,460
   92,000   3/27/98                                5.68       90,783,556
   12,000   3/27/98                                5.69       11,841,050
    6,000   2/05/98                                5.70        5,966,925
   23,000   2/11/98                                5.70       22,852,001
   16,000   2/12/98                                5.70       15,894,533
   69,000   2/23/98                                5.70       68,427,070
   35,000   3/06/98                                5.70       34,650,311
   90,000   3/09/98                                5.70       89,059,487
   11,000   2/25/98                                5.71       10,905,049
   38,000   2/27/98                                5.71       37,660,660
   50,000   3/10/98                                5.71       49,468,278
   45,000   3/12/98                                5.71       44,507,375
   45,000   3/13/98                                5.71       44,500,337
   45,000   4/22/98                                5.73       44,221,613
   35,000   1/27/98                                5.88       34,852,125
                                                          ---------------
                                                           1,399,706,563

            FEDERAL HOME LOAN MORTGAGE CORP.-20.7%
   69,000   5.72%, 3/17/98                         5.87       68,979,584
   46,000   5.84%, 4/08/98                         6.04       45,977,629
   44,000   3/13/98                                5.67       43,514,044
   46,000   2/11/98                                5.70       45,704,003
   68,000   2/12/98                                5.70       67,551,767
  112,000   2/13/98                                5.70      111,241,898
   92,000   3/10/98                                5.70       91,022,500
   76,000   2/19/98                                5.71       75,415,539
   90,000   2/20/98                                5.71       89,293,750
   10,000   3/09/98                                5.71        9,895,219
   95,000   2/18/98                                5.72       94,283,067
   40,000   3/17/98                                5.73       39,530,000
   85,000   1/30/98                                5.74       84,609,708
   10,000   1/29/98                                5.76        9,955,511
                                                          ---------------
                                                             876,974,219

            FEDERAL HOME LOAN BANK-14.4%
   22,000   5.71%, 3/24/98                         5.70       21,996,330
   52,700   5.87%, 1/30/98                         5.87       52,700,000
   90,000   6.00%, 12/30/98                        6.00       90,000,000
   53,000   6.11%, 4/17/98                         5.75       52,995,592
   76,000   3/18/98                                5.66       75,103,116
   25,000   3/25/98                                5.67       24,677,222
   80,100   3/30/98                                5.67       79,005,478
   45,000   3/25/98                                5.68       44,420,037
   25,000   2/25/98                                5.71       24,784,201
  145,000   2/18/98                                5.72      143,903,800
                                                          ---------------
                                                             609,585,776

            FEDERAL FARM CREDIT BANK-3.7%
   80,000   5.51%, 6/01/98 FRN                     5.51       79,993,861
   75,000   5.55%, 5/01/98 FRN                     5.55       75,000,000
                                                          ---------------
                                                             154,993,861

            STUDENT LOAN MARKETING ASSOCIATION-0.9%
   32,000   5.73%, 2/17/98 FRN                     5.73       31,996,832
    8,300   5.78%, 1/21/98 FRN                     5.78        8,299,869
                                                          ---------------
                                                              40,296,701

            Total U.S. Government &Agencies
            (amortized cost $3,081,557,120)                3,081,557,120

            REPURCHASE AGREEMENTS-27.0%
            CHASE SECURITIES, INC.
   68,000   5.85%, dated 12/22/97,
            due 1/23/98 in the amount of
            $68,353,600 (cost $68,000,000;
            collateralized by $66,417,977
            FH 00826, value $66,883,114
            and $3,840,069 FN 358499,
            value $3,731,001) (a)                  5.85       68,000,000

            CHASE SECURITIES, INC.
   42,000   5.85%, dated 12/19/97,
            due 1/22/98 in the amount of
            $42,232,050 (cost $42,000,000;
            collateralized by $43,570,000
            FN 3T3644, value $43,466,514) (a)      5.85       42,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
-------------------------------------------------------------------------
            GOLDMAN SACHS & CO.
$ 104,000   5.83%, dated 12/22/97,
            due 1/26/98 in the amount of
            $104,589,478 (cost $104,000,000;
            collateralized by $106,127,000
            FG 00762, value $106,617,968) (a)      5.83%    $104,000,000

            GOLDMAN SACHS & CO.
   93,000   6.75%, dated 12/31/97,
            due 1/02/98 in the amount of
            $93,034,875 (cost $93,000,000;
            collateralized by $94,147,407
            FMAC 7.00%, 7/01/27,
            value $95,461,548) (a)                 6.75       93,000,000

            MORGAN STANLEY GROUP, INC.
   50,000   5.66%, dated 12/01/97,
            due 1/28/98 in the amount of
            $50,455,944 (cost $50,000,000;
            collateralized by $24,500,000
            FN 347625, value $19,398,958,
            $21,900,000 FG 00544,
            value $18,501,506, $30,304,000
            FN 50693, value $13,009,556
            and $970,000 TB 6.25%, 8/15/23,
            value $995,918) (a)                    5.66       50,000,000

            MORGAN STANLEY GROUP, INC.
   40,000   5.94%, dated 12/26/97,
            due 1/16/98 in the amount of
            $40,138,600 (cost $40,000.000;
            collateralized by $22,800,000
            FN 367852, value $22,272,225
            and $20,885,000 FN 313116,
            value $18,852,702) (a)                 5.94       40,000,000

            MORGAN STANLEY GROUP, INC.
   94,000   6.73%, dated 12/31/97,
            due 1/02/98 in the amount of
            $94,035,146 (cost $94,000,000;
            collateralized by $76,363,050
            FNMA 284483, 5.50%, 4/01/09,
            value $74,112,027 and
            $22,990,016 PC Gold
            C9 0045, 6.50%, 1/01/14,
            value $22,999,890) (a)                 6.73       94,000,000

            PAINE WEBBER GROUP, INC.
   19,000   5.85%, dated 12/19/97,
            due 1/20/98 in the amount of
            $19,098,800 (cost $19,000,000;
            collateralized by $19,438,000
            FG 00748, value $19,490,245) (a)       5.85       19,000,000

            PAINE WEBBER GROUP, INC.
   68,000   5.90%, dated 12/24/97,
            due 1/16/98 in the amount of
            $68,256,322 (cost $68,000,000;
            collateralized by $50,000,000
            FN 190831, value $34,448,608,
            $45,000,000 FN 303116,
            value $31,385,082 and
            $6,435,000 FN 190830,
            value $4,412,205) (a)                  5.90       68,000,000

            PAINE WEBBER GROUP, INC.
   50,000   5.94%, dated 12/26/97,
            due 1/16/98 in the amount of
            $50,173,250 (cost $50,000,000;
            collateralized by $34,593,851
            FN 344406, value $28,627,957
            and $23,989,000 FN 250888,
            value $22,704,380) (a)                 5.94       50,000,000

            PRUDENTIAL SECURITIES, INC.
   92,000   5.76%, dated 12/23/97,
            due 2/06/98 in the amount of
            $92,662,400 (cost $92,000,000;
            collateralized by $89,867,000
            FG 00557, value $90,908,104
            and $3,380,000 FG 83426,
            value $3,423,412) (a)                  5.76       92,000,000

            SBC WARBURG
  135,000   6.75%, dated 12/31/97,
            due 1/02/98 in the amount of
            $135,050,625 (cost $135,000,000;
            collateralized by $138,157,000
            FHLM G00761, 7.00%, 9/01/27,
            value $138,540,734) (a)                6.75      135,000,000

            SMITH BARNEY
  115,000   5.85%, dated 12/23/97,
            due 1/22/98 in the amount of
            $115,560,625 (cost $115,000,000;
            collateralized by $117,444,325
            FG 00761, value $117,843,145) (a)      5.85      115,000,000

            STATE STREET BANK AND TRUST CO.
   37,700   5.75%, dated 12/31/97,
            due 1/02/1998 in the amount of
            $37,712,043 (cost $37,700,000;
            collateralized by $38,200,000
            U.S. Treasury Note, 6.00%,
            5/31/98,value $40,492,000) (a)         5.75       37,700,000


2



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD         VALUE
-------------------------------------------------------------------------
            UBS FINANCE, INC.
$135,000    6.75%, dated 12/31/97,
            due 1/02/98 in the amount of
            $135,050,625 (cost $135,000,000;
            collateralized by $137,005,000
            FHLM G00815, 7.00%, 12/01/27,
            value $138,627,142) (a)                6.75%  $  135,000,000

            Total Repurchase Agreements
            (amortized cost $1,142,700,000)                1,142,700,000

            TOTAL INVESTMENTS-99.8%
            (amortized cost $4,224,257,120)               $4,224,257,120
            Other assets less liabilities-0.2%                 9,954,032

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            4,235,081,925 shares outstanding)             $4,234,211,152


#    All securities either mature or their interest rate changes in one year or less.

(a)  Repurchase agreements which are terminable within 7 days.

     Glossary:
     FRN - Floating Rate Note

     See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)     ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $114,045,168

EXPENSES
  Advisory fee (Note B)                              $9,600,764
  Distribution assistance and administrative
    service (Note C)                                  6,397,023
  Transfer agency (Note B)                            3,331,586
  Registration fees                                     482,980
  Custodian fees                                        202,500
  Printing                                              192,735
  Audit and legal fees                                   33,135
  Trustees' fees                                          7,421
  Miscellaneous                                          22,655
  Total expenses                                                     20,270,799
  Net investment income                                              93,774,369

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                              109

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 93,774,478


See notes to financial statements.


4



STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                                DEC. 31, 1997      YEAR ENDED
                                                 (UNAUDITED)     JUNE 30, 1997
                                               ---------------  ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                        $   93,774,369   $  162,394,204
  Net realized gain on investment transactions            109           46,468
  Net increase in net assets from operations       93,774,478      162,440,672

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (93,774,369)    (162,394,204)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                           471,725,850      557,419,600
  Total increase                                  471,725,959      557,466,068

NET ASSETS
  Beginning of period                           3,762,485,193    3,205,019,125
  End of period                                $4,234,211,152   $3,762,485,193


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 1997.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $1,724,064 for the six months ended December 31, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $5,067,700. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $1,329,323 of which $82,500 was paid to the Adviser.


6



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $870,882, of which $82,233 expires in 2001, $236,674 expires in 2002 and $551,975 expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At December 31, 1997, capital paid-in aggregated $4,235,081,925. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED     YEAR ENDED
                                               DEC. 31, 1997       JUNE 30,
                                                (UNAUDITED)          1997
                                             ----------------  ----------------
Shares sold                                   10,855,055,280    16,812,712,717
Shares issued on reinvestments of dividends       93,774,369       162,394,204
Shares redeemed                              (10,477,103,799)  (16,417,687,321)
Net increase                                     471,725,850       557,419,600


7



FINANCIAL HIGHLIGHTS                               ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                              SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                 1997     ---------------------------------------------------------------
                                             (UNAUDITED)     1997         1996         1995         1994         1993
                                            ------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .0233        .0443        .0461(a)     .0439(a)     .0244(a)     .0256(a)
Net realized gain on investment
  transactions                                    -0-          -0-          -0-          -0-          -0-       .0001
Net increase in net assets from
  operations                                   .0233        .0443        .0461        .0439        .0244        .0257

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.0233)      (.0443)      (.0461)      (.0439)      (.0244)      (.0256)
Distributions from net realized gains             -0-          -0-          -0-          -0-          -0-      (.0001)
Total dividends and distributions             (.0233)      (.0443)      (.0461)      (.0439)      (.0244)      (.0257)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               4.68%(c)     4.53%        4.72%        4.48%        2.48%        2.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $4,234       $3,762       $3,205       $2,514       $2,061       $1,783
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%(c)     1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.00%(c)     1.00%        1.01%        1.05%        1.04%        1.02%
  Net investment income                         4.63%(c)     4.44%        4.60%(a)     4.42%(a)     2.46%(a)     2.55%(a)


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.


8



ALLIANCE GOVERNMENT RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GOVSR